JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
Supplement dated July 7, 2011 to PROSPECTUSES dated June 13, 2011
Portfolio Expenses
This Supplement applies to VENTURE® FRONTIER VARIABLE ANNUITY, VENTURE® 4 SERIES VARIABLE ANNUITY and VENTURE® 7 SERIES VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements prospectuses dated June 13, 2011, for these Contracts.

You should read this Supplement together with the current prospectus for the Contract you have purchased, or are considering for purchase, (the “Annuity Prospectus”) and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 800-344-1029 or, in New York, at 800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.
Purpose of this Supplement
The Supplement updates the Fee Tables section of the Annuity Prospectus.
Portfolio Expenses
In “III. Fee Tables”:
A. Applicable to all Annuity Prospectuses: In the table entitled “Total Annual Portfolio Operating Expenses,” we change the maximum percentage for Contracts purchased without an IPFL 6.11 Series Rider from 1.06% to 1.02%.
B. Applicable to the Venture® Frontier Variable Annuity Prospectus only (in addition to the other changes in this Supplement): In the first paragraph under “Examples,” we replace the last two sentences with the following: “Example 3 pertains to a Contract without the Flex Access option and with the optional benefit Riders shown below. Example 4 pertains to a Contract without the Flex Access option and without optional benefit Riders.”
C. Applicable to all Annuity Prospectuses: We replace the table entitled “Portfolio Expenses for Contracts with an IPFL 6.11 Series Rider” with the following:
Portfolio Expenses for Contracts with an IPFL 6.11 Series Rider:

		Distribution		Acquired	Total Annual
		and service	Other	Portfolio Fees	Operating
Portfolio/Series	Management Fee	(12b-1) fees	Expenses	and Expenses	Expenses[1]
Lifestyle Balanced PS Series[2]
Series II	0.05%	0.25%	0.04%	0.68%	1.02%
Lifestyle Conservative PS Series[2]
Series II	0.05%	0.25%	0.07%	0.63%	1.00%
Lifestyle Growth PS Series[2]
Series II	0.05%	0.25%	0.04%	0.70%	1.04%
Lifestyle Moderate PS Series[2]
Series II	0.05%	0.25%	0.07%	0.66%	1.03%
Bond PS Series[2]
Series II	0.65%	0.25%	0.06%	0.00%	0.96%

		Distribution		Acquired	Total Annual
		and service	Other	Portfolio Fees	Operating
Portfolio/Series	Management Fee	(12b-1) fees	Expenses	and Expenses	Expenses[1]
Ultra Short Term Bond[2]
Series II	0.55%	0.25%	0.08%	0.00%	0.88%

[1]	The “Total Annual Operating Expenses” include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (“Acquired Portfolio Fees and Expenses”). The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio’s investment in the underlying Portfolios.

[2]	For Portfolios and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.
D. Applicable to all Annuity Prospectuses: We replace the table entitled “Fund Expenses for Contracts without an IPFL 6.11 Series Rider” with the following:
Portfolio Expenses for Contracts without an IPFL 6.11 Series Rider:

		Distribution		Acquired	Total Annual
		and service	Other	Portfolio Fees	Operating
Portfolio/Series	Management Fee	(12b-1) fees	Expenses	and Expenses	Expenses[1]
Lifestyle Balanced
Series II	0.04%	0.25%	0.02%	0.70%	1.01%
Lifestyle Conservative
Series II	0.04%	0.25%	0.02%	0.66%	0.97%
Lifestyle Growth
Series II	0.04%	0.25%	0.02%	0.71%	1.02%
Lifestyle Moderate
Series II	0.04%	0.25%	0.02%	0.68%	0.99%
Ultra Short Term Bond[2]
Series II	0.55%	0.25%	0.08%	0.00%	0.88%

[1]	The “Total Annual Operating Expenses” include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies (“Acquired Portfolio Fees and Expenses”). The Total Annual Operating Expenses shown may not correlate to the Portfolio’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio’s investment in the underlying portfolios.

[2]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.
You should retain this Supplement for future reference.
Supplement dated July 7, 2011

07/11:	333-169795
333-172473
333-172476
333-169797
333-172474
333-172475